Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	December 31,
	2015	2014
Developed technology	$23,684	$28,391
Channel partner relationships(1)	12,039	16,945
Capitalized development costs(1)	2,856	3,302
Customer relationships(1)	1,194	797
	39,773	49,435
Accumulated amortization
Developed technology	(7,078)	(2,855)
Channel partner relationships(1)	(68)	—
Capitalized development costs(1)	(589)	(272)
Customer relationships(1)	(99)	(7)
	(7,834)	(3,134)
Total finite-lived assets, net	31,939	46,301
Indefinite lived intangible assets - trade names	22,080	26,970
Total intangible assets, net	$54,019	$73,271
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(1)	Includes the impact of foreign currency exchange rate fluctuations.